Leases (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Summary of Lease Expense

The components of lease expense for the year ended March 31,2020 were as follows:

	Statement of Income Location	For the year ended March 31, 2020

Lease Costs
Operating lease expense	General and administrative expenses	$177,082
Total lease expenses		$177,082

Schedule of Maturity of Lease Liabilities

Maturity of lease liabilities under the non-cancelable operating leases as of March 31,2020 were as follows:

Operating

Total lease payments in remaining 2020	$46,494
Less: interest	575
Present value of lease liabilities	$45,919